Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Billions		3 Months Ended		6 Months Ended		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Amount of discount or liquidity adjustment in inactive markets
Transfers out of / into Level 3
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables		3		3		0
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings		¥ 11		¥ 11		¥ 50
Concentrations of credit risk, percentage				19.00%		16.00%
American Century Companies, Inc. [Member]
Transfers out of / into Level 3
Percentage of economic interest		39.91%		39.91%		39.52%
Recurring [Member] | Level 3 [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		¥ 26	¥ 12	¥ 25	¥ 15
Transfers out of Level 3, Liabilities		20	49	44	61
Transfers into Level 3, Assets		33	21	91	38
Transfers into Level 3, Liabilities		12	19	38	41
Recurring [Member] | Level 3 [Member] | Financial assets (excluding derivative assets) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		39	18	42	35
Transfers into Level 3, Assets		43	19	98	35
Recurring [Member] | Level 3 [Member] | Trading assets and private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		23	18	27	35
Transfers into Level 3, Assets		20	13	71	24
Recurring [Member] | Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		17	17	18	32
Transfers into Level 3, Assets		19	8	63	16
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		16		15
Transfers into Level 3, Assets		21		21	5
Recurring [Member] | Level 3 [Member] | Financial liabilities (excluding derivative liabilities) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities		20	49	44	61
Transfers into Level 3, Liabilities		12	19	38	41
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities		18	39	39	49
Transfers into Level 3, Liabilities		12	11	37	25
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities		2	10	5	12
Transfers into Level 3, Liabilities		0	8	0	16
Recurring [Member] | Level 3 [Member] | Net derivatives [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1]	(13)	(6)	(17)	(20)
Transfers into Level 3, Assets	[1]	(10)	2	(7)	3
Recurring [Member] | Level 3 [Member] | Net interest rate derivative [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1]	(2)	(4)	(1)	(14)
Transfers into Level 3, Assets	[1]	0	6	1	6
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1]	(10)	(2)	(14)	(6)
Transfers into Level 3, Assets	[1]	¥ 0	¥ (4)	¥ 3	¥ (3)

[1]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.